SHORT-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2015
SHORT-TERM DEBT.
Summary of short-term debt

	As of December 31, 2014	As of September 30, 2015
	RMB	RMB
Short-term borrowings	3,132,061,011	5,407,852,928
2017 Convertible Senior Notes(Note 8)	428,427,630	411,525,100

Total	3,560,488,641	5,819,378,028